Federated Hermes Kaufmann Fund Performance Management - Federated Hermes Kaufmann Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s R class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s R class total returns on a calendar year-by-year basis.
Performance Additional Market Index [Text]	The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the Morningstar Mid-Cap Growth Funds Average which is an additional performance benchmark for the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Kaufmann Fund – R Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Prior to January 1, 2021, the Fund’s R class imposed a 0.20% redemption fee. The Fund’s R class total return for the nine-month period from January 1, 2025 to September 30, 2025, was 12.45%. Within the periods shown in the bar chart, the Fund’s R class highest quarterly return was 29.18% (quarter ended June 30, 2020). Its lowest quarterly return was (18.79)% (quarter ended June 30, 2022).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s Institutional Shares commenced operations on December 29, 2016. For the period prior to commencement of operations of the Fund’s Institutional Shares, the performance information shown below is for the Fund’s R class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s R class that occurred during the period prior to the commencement of the Fund’s Institutional Shares. The performance information shown below for the Fund’s R class includes the 0.20% redemption fee. Effective January 1, 2021, the redemption fee for the Fund’s R class has been eliminated. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s R class to illustrate the effect of federal taxes on Fund returns. After tax-returns are shown only for the Fund’s R class and after-tax returns for the Fund’s Class A, Class C and Institutional Shares may differ from those shown for the Fund’s R class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the Morningstar Mid-Cap Growth Funds Average which is an additional performance benchmark for the Fund.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After tax-returns are shown only for the Fund’s R class and after-tax returns for the Fund’s Class A, Class C and Institutional Shares may differ from those shown for the Fund’s R class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
R
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's R class total return for the nine-month period
Bar Chart, Year to Date Return	12.45%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	29.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022